--------------------------------------------------------------------------------

HUDSON CAPITAL
APPRECIATION FUND                                       110 Wall Street
(A Series of The Fahnestock Funds)                      New York, New York 10005

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dear Shareholder:

     For the past few years performance of the Fund has been lower than many of the well-known market indices and many other capital appreciation oriented funds. Effective October 1, 1995, we installed a new Portfolio Manager, James Gerson, with a view to improving performance.

     Jim is well known to us at Fahnestock. He has an exceptional record in Corporate Finance and served as the head of our Corporate Finance Department in New York. Prior to becoming Portfolio Manager he was a successful equity research analyst. He is currently a director of six successful NASDAQ listed companies.

     The portfolio has been refocused to include companies that do not have a large Wall Street or institutional following. The new manager believes there is opportunity in stocks which are not yet widely recognized or followed. The Fund has a 'value' orientation and the Portfolio Manager looks for companies with strong competitive positions in their markets, successful historical track records, sound balance sheets and favorable earnings outlooks. History has shown, however, that these unrecognized smaller companies may underperform the 'market' in the short run while outperforming over the long term. For that reason the managers intend to continue to invest a portion of the Fund's assets in larger, growing companies as well.

     The new strategy has begun to bear fruit. In the fourth quarter of 1995 the Fund's return was 3.6% as compared to: +3.06% for all equity funds, +1.66% for small company funds and +2.17% for capital appreciation funds (according to The Wall Street Journal). In January 1996, the Fund's return was +3.4% compared to +3.3% for the S&P 500 and - 0.2% for the Russell 2000, a measure of 'small cap' stock performance.

     We are all working hard to improve the performance of the Fund and to increase its asset base. Your support is appreciated and your comments would be most welcome.

Very truly yours,

ALBERT G. LOWENTHAL
Albert G. Lowenthal
Chairman of the Board

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
STATEMENT OF INVESTMENTS
DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                      VALUE
  SHARES                                                                                            (NOTE 1)
-----------                                                                                        -----------
             COMMON STOCKS -- 85.49%

             COMPUTER PRODUCTS -- 6.42%

      2,300  Xerox Corporation                                                                     $   315,100
     30,000  EMC Corporation*                                                                          461,250
                                                                                                   -----------
                                                                                                       776,350
                                                                                                   -----------

             COMMUNICATIONS -- 15.35%

     10,000  Federal Express Corp.*                                                                    738,750
     20,000  Worldcom Inc.*                                                                            705,000
     20,000  Westcott Communications Inc.*                                                             275,000
     15,000  IFR Systems Inc.*                                                                         138,750
                                                                                                   -----------
                                                                                                     1,857,500
                                                                                                   -----------
             CONSUMER PRODUCTS -- 20.42%

     19,000  Conagra, Inc.                                                                             783,750
     35,000  Warnaco Group Inc. Cl A                                                                   875,000
     20,000  Helen of Troy Corp.*                                                                      420,000
      8,300  Regis Corp.                                                                               199,200
     20,000  Fresh America Corp.*                                                                      192,500
                                                                                                   -----------
                                                                                                     2,470,450
                                                                                                   -----------
             FINANCIAL -- 3.77%

      6,300  PNC Bank Corp.                                                                            203,175
      4,000  Travelers Inc.                                                                            251,500
         20  Transport Holdings Inc.*                                                                      815
                                                                                                   -----------
                                                                                                       455,490
                                                                                                   -----------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
STATEMENT OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                     VALUE
  SHARES                                                                                            (NOTE 1)
-----------                                                                                        -----------
             COMMON STOCKS (CONTINUES)

             INDUSTRIAL PRODUCTS -- 17.35%

     10,000  Rayonier, Inc.                                                                        $   333,750
     22,500  Genlyte Group, Inc.*                                                                      151,875
     30,000  NL Industries, Inc.*                                                                      371,250
     17,500  New Brunswick Scientific Co., Inc.                                                        100,625
     12,000  ARCO Chemical Company                                                                     583,500
     25,000  Speedfam International, Inc.*                                                             281,250
     33,000  Supreme Industries, Inc.*                                                                 276,375
                                                                                                   -----------
                                                                                                     2,098,625
                                                                                                   -----------
             OIL & GAS EXPLORATION -- 5.45%

     10,000  Petroleum Geo-Services A/S*                                                               250,000
     10,500  Southern Union Company                                                                    265,125
      5,000  ICO, Inc.                                                                                  24,375
      5,000  Enron Oil & Gas Company                                                                   120,000
                                                                                                   -----------
                                                                                                       659,500
                                                                                                   -----------

             PHARMACEUTICALS & HEALTH -- 5.86%

     14,000  McKesson Corporation                                                                      708,750
                                                                                                   -----------
                                                                                                       708,750
                                                                                                   -----------

             RETAIL -- 10.87%

      2,700  Dairy Mart Convenience Stores Inc.*                                                        14,850
     30,000  The Vons Companies, Inc.*                                                                 847,500
     20,000  Central Tractor Farm & Country Inc.*                                                      205,000
     30,000  Uni-Marts, Inc.                                                                           247,500
                                                                                                   -----------
                                                                                                     1,314,850
                                                                                                   -----------

             TOTAL COMMON STOCKS (Cost $9,063,974)                                                  10,341,515
                                                                                                   -----------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
STATEMENT OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   FACE                                                                                               VALUE
  AMOUNT                                                                                            (NOTE 1)
-----------                                                                                        -----------

              CORPORATE BONDS -- 1.32%

 $ 150,000    Time Warner Inc. Debentures, 8.75%, due 04/01/17                                     $   159,846
                                                                                                   -----------
              TOTAL CORPORATE BONDS (Cost $137,180)                                                    159,846
                                                                                                   -----------

              U.S. GOVERNMENT OBLIGATIONS -- 6.55%

   650,000    U.S. Treasury Bond, 7.25%, due 05/15/16                                                  742,219
    50,000    U.S. Treasury Note, 7.50%, due 01/31/96                                                   50,086
                                                                                                   -----------
              TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $694,131)                                        792,305
                                                                                                   -----------

              SHORT-TERM INVESTMENTS -- 7.69%

   931,000    Money Market Fiduciary Fund, on demand                                                   931,000
                                                                                                   -----------
              TOTAL SHORT-TERM INVESTMENTS (Cost $931,000)                                             931,000
                                                                                                   -----------

              TOTAL INVESTMENTS -- 101.05% (Cost $10,826,285`D')                                    12,224,666

              LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS -- 1.05%                                 (127,441)
                                                                                                   -----------

              NET ASSETS -- 100.00%                                                                $12,097,225
                                                                                                   -----------
                                                                                                   -----------

------------

* Non-income producing.

`D' Aggregate cost for Federal income tax purposes is $10,826,285. Aggregate unrealized appreciation and depreciation of investments are $1,758,963 and $360,582.

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ASSETS:
     Investments in securities, at value (Cost $10,826,285)(Note 1)..................................   $12,224,666
     Receivable for Fund shares sold.................................................................        41,313
     Accrued interest receivable.....................................................................        11,282
     Dividends receivable............................................................................        11,250
     Deferred organization expenses..................................................................         4,085
                                                                                                        -----------
          Total assets...............................................................................    12,292,596
                                                                                                        -----------

LIABILITIES:
     Due to custodian bank...........................................................................        29,331
     Payable for Fund shares redeemed................................................................         8,851
     Payable for capital gain distribution...........................................................        28,873
     Other payables and accrued expenses.............................................................        24,311
     Due to Affiliates...............................................................................       104,005
                                                                                                        -----------
          Total liabilities..........................................................................       195,371
                                                                                                        -----------
     Net assets......................................................................................   $12,097,225
                                                                                                        -----------
                                                                                                        -----------
     Shares of beneficial interest outstanding (unlimited number of $.001 par value shares
      authorized)....................................................................................     1,062,263
                                                                                                        -----------
                                                                                                        -----------
     Net asset value and redemption price per share ($12,097,225/1,062,263)..........................   $     11.39
                                                                                                        -----------
                                                                                                        -----------
     Maximum offering price per share (NAV/(1-maximum sales charge)).................................   $     11.93
                                                                                                        -----------
                                                                                                        -----------

NET ASSETS CONSIST OF:
     Paid in capital.................................................................................   $10,698,844
     Net unrealized appreciation of investments......................................................     1,398,381
                                                                                                        -----------
          Net assets.................................................................................   $12,097,225
                                                                                                        -----------
                                                                                                        -----------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME

Income:
     Interest........................................................................................   $   166,136
     Dividends.......................................................................................       170,918
                                                                                                        -----------
          Total income...............................................................................       337,054
                                                                                                        -----------
Expenses: (Notes 2 and 3)
     Investment management fee.......................................................................       143,793
     Distribution expenses...........................................................................        71,897
     Legal, compliance and filing fees...............................................................        97,252
     Custodian fee...................................................................................         9,711
     Shareholder servicing and related shareholder expenses..........................................        84,178
     Audit and accounting............................................................................        38,624
     Amortization of organization expenses...........................................................        23,294
     Trustees' fees and expenses.....................................................................        19,981
     Other...........................................................................................         3,436
                                                                                                        -----------
          Total expenses.............................................................................       492,166
                                                                                                        -----------
     Fees waived.....................................................................................      (132,225)
     Net expenses....................................................................................       359,941
                                                                                                        -----------
     Net investment loss.............................................................................       (22,887)
                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments.....................................................................     1,459,180
Change in unrealized appreciation of investments.....................................................     1,073,821
                                                                                                        -----------
     Net gain on investments.........................................................................     2,533,001
                                                                                                        -----------
Net increase in net assets from operations...........................................................   $ 2,510,114
                                                                                                        -----------
                                                                                                        -----------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                             YEAR ENDED             YEAR ENDED
                                                                          DECEMBER 31, 1995     DECEMBER 31, 1994
                                                                          -----------------    --------------------

INCREASE (DECREASE) IN NET ASSETS
Investment loss net....................................................      $   (22,887)          $    (80,483)
Net realized gain on investments.......................................        1,459,180              1,615,823
Unrealized appreciation (depreciation) of investments..................        1,073,821             (3,659,303)
                                                                          -----------------    --------------------
     Net increase (decrease) in net assets resulting from operations...        2,510,114             (2,123,963)
Distributions to shareholders from net realized gains..................       (1,442,286)            (1,547,323)
Share transactions -- net (Note 4).....................................       (4,844,459)               318,411
                                                                          -----------------    --------------------
     Net decrease in net assets........................................       (3,776,631)            (3,352,875)
Net Assets:
     Beginning of year.................................................       15,873,856             19,226,731
                                                                          -----------------    --------------------
     End of year.......................................................      $12,097,225           $ 15,873,856
                                                                          -----------------    --------------------
                                                                          -----------------    --------------------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1. SUMMARY OF ACCOUNTING POLICIES.

Hudson Capital Appreciation Fund (the 'Fund') is a series of The Fahnestock Funds, a Massachusetts business trust (the 'Trust'). The Trust is an open-end diversified management investment company registered under the Investment Company Act of 1940. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     A) VALUATION OF SECURITIES

            Securities traded on a national securities exchange are valued at the price of the last sale on such exchange on the date as of which assets are valued. If no sale has occurred on such date, or if the security is traded only in the over-the-counter market, it will normally be valued at its current bid price. Debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Portfolio securities for which current quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     B) FEDERAL INCOME TAXES

            It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

     C) ORGANIZATION COSTS

            Organization expenses are being amortized on a straight-line basis over a period of five years.

     D) GENERAL

            Securities transactions are recorded on a trade date basis. Interest income, including amortization of premium and discount, is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

     E) DIVIDENDS AND DISTRIBUTIONS

            Dividends and distributions to shareholders are recorded on the ex-dividend date.

            Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

            The effect of these differences for the year ended December 31, 1995 decreased undistributed net investment loss by $22,887, decreased undistributed realized gains by $16,894 and decreased aggregate paid-in-capital by $5,993.

2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

Under the Investment Management Agreement, the Fund pays an investment management fee to Hudson Capital Advisors, Inc. (the 'Advisor') equal to 1% of the Fund's average daily net assets up to $25 million and .75% of annual average net assets in excess of $25 million.

Under the  Fund's  Administration Agreement  with  Fahnestock &  Co.  Inc.  (the
'Administrator'),   the  Administrator  has  agreed  to  provide  administrative services to the Fund at no charge.

The Advisor has agreed that, if in any fiscal year the sum of the Fund's expenses (excluding payments under the Distribution Plan) exceeds 2 1/2% of the first $30 million of its average daily net assets, 2% of the next $70 million of its average daily net assets and 1 1/2% of its average daily net assets in excess of $100 million, the Advisor will reduce the advisory fee or reimburse the Fund for any such excess amounts. During the year ended December 31, 1995, the Fund incurred investment management fees of $143,793. However, the Advisor has waived $132,225 of expenses in order to comply with the agreement as stated above.

In acting as Distributor during the year, Fahnestock & Co. Inc. earned $27,421 of commissions on sales of the Fund's shares.

Fees are paid to Trustees who are unaffiliated with the Advisor on the basis of $3,000 per annum plus $750 per meeting attended.

3. DISTRIBUTION PLAN.

Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted a Distribution Plan (the 'Plan') under which it may reimburse Fahnestock & Co. Inc. (the 'Distributor') for expenses relating to the distribution of Fund shares at an annual rate not to exceed .50 of 1% of the Fund's average daily net assets. Distribution expenses incurred in a year in excess of .50 of 1% of the Fund's average daily net assets may be carried forward and sought to be reimbursed in future years. Interest at the prevailing broker loan rate may be charged to the Fund on any expenses carried forward and those expenses and interest will be reflected as current expenses on the Fund's statement of operations for the year in which they become accounting liabilities.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

4. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST.

At December 31, 1995, the Fund had authorized an unlimited number of shares of beneficial interest ($.001 par value). Transactions were as follows:

                                                       YEAR ENDED                 YEAR ENDED
                                                    DECEMBER 31, 1995          DECEMBER 31, 1994
                                                 -----------------------    -----------------------
                                                  SHARES       AMOUNT        SHARES       AMOUNT
                                                 --------    -----------    --------    -----------
Sold...........................................   141,457    $ 1,649,479     216,591    $ 2,699,380
Issued on reinvestment of dividends and
  distributions................................   125,192      1,413,414     136,870      1,499,247
Redeemed.......................................  (654,267)    (7,907,352)   (305,437)    (3,880,216)
                                                 --------    -----------    --------    -----------
     Net increase (decrease)...................  (387,618)   $(4,844,459)     48,024    $   318,411
                                                 --------    -----------    --------    -----------
                                                 --------    -----------    --------    -----------

5. INVESTMENT TRANSACTIONS.

Purchases and sales of investment securities, other than short-term investments, totalled $26,596,553 and $30,671,023, respectively. Fahnestock & Co. Inc. earned commissions of $9,338 for executing securities transactions of the Fund during the year ended December 31, 1995.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS.
   (for a share outstanding throughout each period)

                                                                                                     MARCH 5, 1991
                                        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    (COMMENCEMENT OF
                                       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    OPERATIONS) TO
                                           1995           1994           1993           1992       DECEMBER 31, 1991
                                       ------------   ------------   ------------   ------------   -----------------
     Net asset value, beginning of
       period.........................   $  10.95       $  13.72       $  11.93       $  11.36          $ 10.00
     Income from investment
       operations:
     Net investment income/(loss).....      (0.03)         (0.06)         (0.13)         (0.05)            0.01
     Net realized and unrealized gains
       (losses) on investments........       2.09          (1.48)          2.25           1.02             1.74
                                       ------------   ------------   ------------   ------------   -----------------
          Total income from investment
            operations................       2.06          (1.54)          2.12           0.97             1.75
     Less dividends paid to
       shareholders:
     Dividends paid from net realized
       gains on investments...........      (1.62)         (1.23)         (0.33)         (0.40)           (0.39)
                                       ------------   ------------   ------------   ------------   -----------------
     Net asset value, end of period...   $  11.39       $  10.95       $  13.72       $  11.93          $ 11.36
                                       ------------   ------------   ------------   ------------   -----------------
                                       ------------   ------------   ------------   ------------   -----------------
Total return..........................      18.94%        (11.22)%        17.77%          8.54%           17.50%
RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period
       (000)..........................   $ 12,097       $ 15,874       $ 19,227       $ 16,993          $11,987
     Ratio of expenses to average net
       assets.........................       2.50%`D'       2.49%`D'       2.49%`D'       2.50%`D'         2.48%*`D'
     Ratio of net investment income
       (loss) to average net assets...      (0.16)%`D'      (0.46)%`D'      (1.00)%`D'      (0.48)%`D'         0.11%*`D'
     Portfolio turnover rate..........     197.71%        194.55%        154.18%        256.84%          250.85%

------------
*  Annualized
`D' The ratios of expenses and investment income/(loss) (net) to average net assets are net of expenses voluntarily reimbursed by the Advisor, Administrator and Distributor in the amount of .92%, .27%, .25%, 1.10% and .56%, respectively.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
REPORT OF COOPERS & LYBRAND, INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

To the Stockholders and Board of Trustees of Hudson Capital Appreciation Fund:

     We have audited the accompanying statement of assets and liabilities of Hudson Capital Appreciation Fund (the 'Fund') (the one series comprising The Fahnestock Funds), including the statement of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1992, and for the period March 5, 1991 (commencement of operations) to December 31, 1991, were audited by other auditors, whose report, dated February 10, 1993, expressed an unqualified opinion thereon.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hudson Capital Appreciation Fund as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles.

                                         COOPERS & LYBRAND L.L.P.

February 6, 1996
New York, New York

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[Graph]

                                                                   Hudson         Hudson         S&P 500
Inception                                                         With Load    Without Load    With Income
---------                                                         ---------    ------------    -----------

03/05/91                                                          10,00.00       10,000.00      10,000.00
06/30/91                                                          9,642.00       10,230.00      10,159.00
09/30/91                                                          10,735.40      11,390.08      10,701.49
12/31/91                                                          11,074.64      11,750.01      11,597.21
03/31/92                                                          11,230.79      11,915.68      11,304.96
06/30/92                                                          10,616.47      11,263.90      11,519.75
09/30/92                                                          10,655.75      11,305.57      11,882.62
12/31/92                                                          12,020.75      12,753.82      12,480.32
03/31/93                                                          12,524.42      13,288.20      13,025.71
06/30/93                                                          12,382.90      13,138.04      13,088.23
09/30/93                                                          13,671.96      14,505.71      13,425.91
12/31/93                                                          14,155.94      15,019.22      13,737.39
03/31/94                                                          13,392.94      14,209.68      13,220.86
06/30/94                                                          12,732.67      13,509.14      13,276.39
09/30/94                                                          13,413.86      14,231.88      13,922.95
12/31/94                                                          12,567.45      13,333.85      13,920.17
03/31/95                                                          13,313.95      14,125.88      15,275.99
06/30/95                                                          13,957.02      14,808.16      16,734.85
09/30/95                                                          14,427.37      15,307.20      18,065.27
12/31/95                                                          14,932.33      15,842.95      19,152.80

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
                                                                  AVERAGE ANNUAL TOTAL RETURN SINCE
                                                                     COMMENCEMENT OF OPERATIONS
                                                     ONE YEAR               MARCH 5, 1991
                                                     --------     ---------------------------------
Hudson Capital Appreciation Fund:
     with sales load                                   13.59%                    8.65%
     without sales load                                18.94%                   10.00%
S&P 500 with income                                    37.58%                   14.40%

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HUDSON CAPITAL
APPRECIATION FUND
(A Series of The Fahnestock Funds)
     110 Wall Street
     New York, New York 10005
     Telephone (800) 221-5588

INVESTMENT ADVISOR
     Hudson Capital Advisors, Inc.
     805 Third Avenue
     New York, New York 10022

PRINCIPAL DISTRIBUTOR
     Fahnestock & Co. Inc.
     110 Wall Street
     New York, New York 10005

CUSTODIAN AND TRANSFER AGENT
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105

-------------------------------------

This  report  is  submitted  for  the
general    information      of    the
shareholders of the  Fund. It is  not
authorized    for   distribution   to
prospective  investors  in  the  Fund
unless  preceded or accompanied by an
effective prospectus, which  includes
information   regarding   the  Fund's
objectives and  policies,  experience
of  its management,  marketability of
shares, and other information.

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ANNUAL REPORT
DECEMBER 31, 1995

   [LOGO]

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                              STATEMENT OF DIFFERENCES
                              ------------------------

The dagger symbol shall be expressed as `D'